Statements of Changes in Stockholders' Deficit - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2013	$ (1,621,409)	$ 81,733	$ 95,347,571	$ (97,050,713)
Balance (Shares) at Dec. 31, 2013		81,733,247
Issuance of common stock to G-treeBNT	2,500,000	$ 19,584	2,480,416	0
Issuance of common stock to G-treeBNT (Shares)		19,583,333
Share-based compensation expense	163,432	$ 0	163,432	0
Net loss	(2,753,642)	0	0	(2,753,642)
Balance at Dec. 31, 2014	(1,711,619)	$ 101,317	97,991,419	(99,804,355)
Balance (Shares) at Dec. 31, 2014		101,316,580
Issuance of common stock & Warrants	8,099	$ 323	7,776	0
Issuance of common stock & Warrants (shares)		323,512
Share-based compensation expense	231,607	$ 0	231,607	0
Net loss	(5,270,483)	0	0	(5,270,483)
Balance at Dec. 31, 2015	(6,742,396)	$ 101,640	$ 98,230,802	$ (105,074,838)
Balance (Shares) at Dec. 31, 2015		101,640,092
Net loss	(3,378,856)
Balance at Mar. 31, 2016	$ (9,949,683)